UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                                        811-22300

 Growth Capital Portfolio, LLC

 (Exact name of registrant as specified in charter)

GenSpring Family Offices, LLC	3801 PGA Blvd. Suite 555	Palm Beach Gardens, FL 33410
 (Address of principal executive offices)

Ginny Neal
GenSpring Family Offices, LLC
3801 PGA Blvd, Suite 555
Palm Beach Gardens, FL 33410
(Name and address of agent for service)

Registrant’s telephone number, including area code:   561-746-8444

Date of fiscal year end:   March 31, 2011

Date of reporting period:  June 30, 2010

Item 1. Schedule of Investments.

The Portfolio invests substantially all of its assets in the Growth Capital Master Portfolio, LLC (the “Master Portfolio”), as discussed in the accompanying Notes to Schedule of Investments.  At June 30, 2010, the Portfolio’s investment in the Master Portfolio was $721,283,352, at estimated fair value.  The Schedule of Investments of the Master Portfolio is included herein.

GROWTH CAPITAL PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments
June 30, 2010
(Unaudited)

(1)	Organization

Growth Capital Portfolio, LLC (the “Growth Portfolio”) is a limited liability company organized under the laws of the State of Delaware on May 1, 2009. The Growth Portfolio is registered with the Securities and Exchange Commission (“SEC”) as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Growth Portfolio was created primarily to serve as a feeder fund for Growth Capital Master Portfolio, LLC (the “Master Portfolio”).  For convenience, reference to the Growth Portfolio may include the Master Portfolio, as the context requires.

Under Delaware law and the Growth Portfolio Limited Liability Company Agreement (the “LLC Agreement”), each member will be liable for the debts, obligations and liabilities of the Growth Portfolio only to the extent of any contributions to the capital of the Growth Portfolio (plus any accretions in value thereto) and a member, in the sole discretion of the Board (as hereinafter defined), may be obligated to return to the Growth Portfolio amounts distributed to the member in accordance with the LLC Agreement in certain circumstances where after giving effect to the distribution, certain liabilities of the Growth Portfolio exceed the fair market value of the Growth Portfolio’s assets.

The Growth Portfolio’s investment objective is to achieve growth of capital.  The Growth Portfolio seeks to achieve its investment objective by investing substantially all of its assets in the Master Portfolio, which allocates assets by investing in a diversified portfolio of private investment companies, typically referred to as hedge funds, and closed-end registered investment companies (each an “Investment Vehicle” and collectively “Investment Vehicles”), open-end registered investment companies, exchange-traded funds, or segregated managed accounts.  The Master Portfolio may also invest directly in equity securities, fixed income securities, mortgage-backed and asset-backed securities, foreign investments and derivatives. The percentage of the Master Portfolio’s member interests owned by the Growth Portfolio on June 30, 2010, was 94.95%.

The Board of Directors (the “Board”) has overall responsibility for the management and supervision of the operations of the Growth Portfolio.  Under the supervision of the Board, GenSpring Family Offices, LLC (“GenSpring”), a Florida limited liability company and majority-owned subsidiary of SunTrust Banks, Inc. (a financial holding company), oversees the management of the day-to-day operations of the Growth Portfolio.

GenSpring is the managing member of, and adviser to, the Growth Portfolio (the “Managing Member” or “Adviser”).  The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.  Under an investment advisory agreement with the Growth Portfolio, the Adviser is responsible for developing, implementing, and supervising the Growth Portfolio’s investment program, under the supervision of the Board.

Under the Growth Portfolio’s organizational documents and private placement memorandum (“PPM”), the Growth Portfolio’s officers and directors and the Adviser are indemnified against certain liabilities arising out of the performance of their duties and responsibilities with respect to the Growth Portfolio.  In the normal course of business, the Growth Portfolio enters into contracts with service providers, which also provide for indemnifications by the Growth Portfolio for certain liabilities arising out of their duties and responsibilities for the Growth Portfolio.  The Growth Portfolio’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Growth Portfolio. However, based on experience, the Growth Portfolio expects the risk of loss to be remote.  In addition, the Growth Portfolio has purchased a Directors and Officers Errors and Omissions insurance policy, which is designed to provide insurance coverage for errors and omissions and other liabilities arising out of the performance of the Growth Portfolio’s officers and directors duties and responsibilities for the Growth Portfolio.  The Adviser also has similar insurance coverage for its errors and omissions and other liabilities arising out of its duties and responsibilities for the Growth Portfolio.

1

GROWTH CAPITAL PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
June 30, 2010
(Unaudited)

(2)	Summary of Significant Accounting Policies and Practices

(a)	Basis of Accounting

The accounting and reporting policies of the Growth Portfolio conform with U.S. generally accepted accounting principles (“GAAP”).

(b)	Investment Securities Transactions

The Growth Portfolio records securities transactions on a trade-date basis.

(c)	Valuation of Investments

The valuation of the Growth Portfolio’s investments is determined as of the last business day of each month by the Valuation Committee.  The valuation procedures of the Growth Portfolio with respect to the valuation of its underlying investments are considered by the Valuation Committee that was established to determine the valuation of the Growth Portfolio’s underlying investments.  The Growth Portfolio invests substantially all of its assets in the Master Portfolio.  The investment of the Growth Portfolio equals its proportionate amount of the total net assets of the Master Portfolio.

Valuation of the investments held by the Master Portfolio is discussed in the Master Portfolio’s Notes to Schedule of Investments, which are included herein.

(d)	Fair Value Measurements

The Growth Portfolio records its investment in the Master Portfolio at estimated fair value.  Investments of the Master Portfolio are recorded at estimated fair value as more fully discussed in the Master Portfolio’s Notes to Schedule of Investments.

(3)	Investments in Portfolio Securities

As of June 30, 2010, all of the investments made by the Growth Portfolio were in the Master Portfolio.

2

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Schedule of Investments
June 30, 2010
(Unaudited)

	Acquisition Date	Cost	Shares	Fair Value	% of Members’ Capital
Investments in Investment Vehicles (90.23% of Members' Capital)
Credit Strategies (11.49% of Members' Capital)
Long-Short Credit
Brigade Leveraged Capital Structures Fund, LP	7/1/2009	$25,376,137		$28,905,117	3.81%
Caspian Capital Partners, L.P. (1)	7/1/2009	10,521,375		12,405,697	1.63%
Caspian Capital Partners, L.P., SIV	7/1/2009	1,804,788		1,942,915	0.26%
GSO Special Situations Fund, LP	7/1/2009	8,920,999		11,002,949	1.45%
Litespeed Partners, LP (1)	7/1/2009	18,513,676		21,509,024	2.83%
Mariner Opportunities Fund, L.P.	7/1/2009	3,353,051		3,360,032	0.44%
Total Long-Short Credit				79,125,734
Mortgage Related
Tricadia Distressed and Special Situations Fund, L.P. (1)	7/1/2009	6,934,844		8,152,614	1.07%
Total Credit Strategies				87,278,348

Equity Strategies (40.53% of Members' Capital)
Long-Short Asia
East of Suez Fund	7/1/2009	12,269,921	399,932	10,742,180	1.41%
Penta Asia Domestic Partners, LP	7/1/2009	16,172,769		13,784,153	1.81%
Total Long-Short Asia				24,526,333
Long-Short Emerging
Sansar Capital Special Opportunity Fund, L.P. (1)	7/1/2009	7,073,268		11,033,644	1.45%
Long-Short Global
Orange Capital Domestic I, LP (1)	7/1/2009	18,917,474		21,397,792	2.82%
Long-Short Sector
Algebris Global Financials Fund, LP (1)	7/1/2009	22,473,933		20,718,512	2.73%
Long-Short Non-U.S.
Parvus European Absolute Opportunities Fund, LP (1)	7/1/2009	13,175,244		17,279,638	2.27%
The Alphagen Octanis Fund Limited - Class A	7/1/2009	18,602,438	98,684	18,749,396	2.47%
Total Long-Short Non-U.S.				36,029,034
Long-Short U.S.
Greenlight Capital Qualified, L.P.	7/1/2009	59,835,763		66,424,113	8.74%
P2 Capital Fund, L.P. (1)	7/1/2009	7,418,858		8,803,057	1.16%
P2 Capital II Fund, L.P. (2)	7/1/2009	9,162,957		11,572,250	1.52%
Total Long-Short U.S.				86,799,420
Low Net U.S.
Axial Capital Institutional, LP	7/1/2009	56,314,302		47,570,254	6.26%
Marble Arch QP Partners, LP (1)	7/1/2009	12,122,826		16,003,640	2.11%
Soundpost Capital, LP (1)	7/1/2009	23,827,161		24,915,736	3.28%
Spring Point Opportunity Partners, L.P.	7/1/2009	13,315,122		13,639,651	1.80%
Total Low Net U.S.				102,129,281
Low Net Sector
Durban Capital, LP (1)	7/1/2009	5,253,590		5,301,915	0.70%
Total Equity Strategies				307,935,931

Global Trading (9.50% of Members' Capital)
Energy
BlueGold Global Fund, LP (1)	7/1/2009	19,606,512		17,655,227	2.32%
Global Macro
Abbey Capital Macro Fund (1)	10/1/2009	17,500,000	155,080	17,582,635	2.31%
Managed Futures
ACL Alternative Fund Limited	10/1/2009	37,500,000	146,674	36,968,831	4.87%
Total Global Trading				72,206,693

Multi-Strategy (20.10% of Members' Capital)
D.E. Shaw Composite Fund L.L.C.	7/1/2009	42,116,119		42,590,255	5.61%
Elliott Associates, L.P.	7/1/2009	68,478,673		78,240,516	10.30%
Skybridge Capital Partners, L.P.	7/1/2009	1,092,940		1,158,792	0.15%
Taconic Opportunity Fund, L.P.	7/1/2009	28,268,775		30,670,785	4.04%
Total Multi-Strategy				152,660,348

See accompanying notes to Schedule of Investments.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Schedule of Investments, continued
June 30, 2010
(Unaudited)

					% of
	Acquisition			Fair	Members’
	Date	Cost	Shares	Value	Capital

Investments in Investment Vehicles (continued)
Special Situations (8.61% of Members' Capital)
Environmental
Lyrical Calhoun Partners, LP (2)	7/1/2009	$35,437,853		$34,404,499	4.53%
Mortgage Related
Tourmalet Matawin Fund, LP	7/1/2009	1,017,227		1,116,557	0.15%
Private Investments
BCC MOI, LP (1)	7/1/2009	245,167		25,000	0.00%
BI Holdings, L.P.	7/1/2009	411,784		433,028	0.06%
Fox & Hound Holdings, LP	7/1/2009	945,585		945,585	0.12%
Pinnacle Frames Holdings, LP	7/1/2009	425,423		425,318	0.06%
Total Private Investments				1,828,931
Reinsurance
Newcastle Special Opportunity Fund V LP (2)	7/1/2009	26,530,258		28,029,682	3.69%
Total Special Situations				65,379,669
Total Investments in Investment Vehicles (Cost $650,936,812)				685,460,989

Investments in Mutual Funds (2.73% of Members' Capital)
Credit Strategies (1.31% of Members' Capital)
Long-Short Credit
Iron Strategic Income Fund (3)			851,959	9,925,322	1.31%
Total Credit Strategies				9,925,322
Equity Strategies (1.42% of Members' Capital)
Fundamental Long Bias
Auer Growth Fund (1)			2,026,670	10,802,152	1.42%
Total Equity Strategies				10,802,152
Total Investments in Mutual Funds (Cost $21,802,389)				20,727,474
Total Investments (92.96% of Members' Capital) (Cost $672,739,201)				706,188,463
Other Assets in Excess of Liabilities (7.04% of Members' Capital)				53,433,301
Total Members’ Capital (100%)				$759,621,764

_____________
For certain Investment Vehicles for which the Master Portfolio has a capital commitment, the Master Portfolio may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses. As of June 30, 2010, the Master Portfolio had outstanding capital commitments of $3,000,000.

All securities are non-income producing unless noted otherwise.

Refer to Note 4, Investments in Portfolio Securities, for information regarding the liquidity of the Master Portfolio’s investments.

(1)	Affiliated investments. Refer to Note 4, Investments in Portfolio Securities, for additional information.
(2)	Controlled affiliated investments. Refer to Note 4, Investments in Portfolio Securities, for additional information.
(3)	Income producing security.
SIV	-	Structured Investment Vehicle

See accompanying notes to Schedule of Investments.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments
June 30, 2010
(Unaudited)

(1)	Organization

Growth Capital Master Portfolio, LLC (the “Master Portfolio”) is a limited liability company organized under the laws of the State of Delaware on May 1, 2009. The Master Portfolio is registered with the Securities and Exchange Commission (“SEC”) as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Master Portfolio is the master fund in a master-feeder structure in which there are currently two feeder funds that are registered with the SEC under the 1940 Act and one feeder fund that is a limited duration company organized under Cayman law (Growth Capital Cayman Portfolio, LDC) and is used for investments made in the Master Portfolio by non-U.S. investors.

Under Delaware law and the Master Portfolio Limited Liability Company Agreement (the “LLC Agreement”), each member will be liable for the debts, obligations and liabilities of the Master Portfolio only to the extent of any contributions to the capital of the Master Portfolio (plus any accretions in value thereto) and a member, in the sole discretion of the Board (as hereinafter defined), may be obligated to return to the Master Portfolio amounts distributed to the member in accordance with the LLC Agreement in certain circumstances where after giving effect to the distribution, certain liabilities of the Master Portfolio exceed the fair market value of the Master Portfolio’s assets.

The Master Portfolio’s investment objective is to achieve growth of capital.  The Master Portfolio seeks to achieve its investment objective by allocating assets and investing in a diversified portfolio of private investment companies, typically referred to as hedge funds, and closed-end registered investment companies (each an “Investment Vehicle” and collectively, “Investment Vehicles”),  open-end registered investment companies, exchange-traded funds, or segregated managed accounts.  The Master Portfolio may also invest directly in equity securities, fixed income securities, mortgage-backed and asset-backed securities, foreign investments and derivatives.

The Board of Directors (the “Board”) has overall responsibility for the management and supervision of the operations of the Master Portfolio.  Under the supervision of the Board, GenSpring Family Offices, LLC (“GenSpring”), a Florida limited liability company and majority-owned subsidiary of SunTrust Banks, Inc. (a financial holding company), oversees the management of the day-to-day operations of the Master Portfolio.

GenSpring is the managing member of, and adviser to, the Master Portfolio (the “Managing Member” or “Adviser”).  The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.  Under an investment advisory agreement with the Master Portfolio, the Adviser is responsible for developing, implementing, and supervising the Master Portfolio’s investment program, under the supervision of the Board.

Under the Master Portfolio’s organizational documents and private placement memorandum (“PPM”), the Master Portfolio’s officers and directors and the Adviser are indemnified against certain liabilities arising out of the performance of their duties and responsibilities with respect to the Master Portfolio.  In the normal course of business, the Master Portfolio enters into contracts with service providers, which also provide for indemnifications by the Master Portfolio for certain liabilities arising out of their duties and responsibilities for the Master Portfolio.  The Master Portfolio’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Portfolio. However, based on experience, the Managing Member expects the risk of loss to be remote. In addition, the Master Portfolio has purchased a Directors and Officers Errors and Omissions insurance policy, which is designed to provide insurance coverage for errors and omissions and other liabilities arising out of the performance of the Master Portfolio’s officers and directors duties and responsibilities for the Master Portfolio.  The Adviser also has similar insurance coverage for its errors and omissions and other liabilities arising out of its duties and responsibilities for the Master Portfolio.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
June 30, 2010
(Unaudited)

(2)	Summary of Significant Accounting Policies and Practices

(a)	Basis of Accounting

The accounting and reporting policies of the Master Portfolio conform with U.S. generally accepted accounting principles (“GAAP”).

(b)	Cash Equivalents

The Master Portfolio considers all unpledged temporary cash with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	Investment Securities Transactions

The Master Portfolio records securities transactions on a trade-date basis.

Generally, the investments in Investment Vehicles are recorded whereby the Master Portfolio records the investment at its acquisition cost and adjusts for additional contributions to or withdrawals from the Investment Vehicles.

(d)	Valuation of Investments

The valuation of the Master Portfolio’s investments is determined as of the last business day of each month by the Valuation Committee.  The valuation procedures of the Master Portfolio with respect to the valuation of its underlying investments are considered by the Valuation Committee that was established to determine the valuation of the Master Portfolio’s underlying investments.

Investments held and valued by the Master Portfolio are as follows:

•
Investment Vehicles – Investments in Investment Vehicles are ordinarily carried at estimated fair value based on the Master Portfolio’s ownership interest in the net asset value of the Investment Vehicles as provided to the Master Portfolio by the investment managers or the administrators of such Investment Vehicles. These Investment Vehicles value their underlying investments in accordance with policies as described by such Investment Vehicles in their financial statements and operating agreements. Prior to investing in any Investment Vehicle, the Adviser, as part of the due diligence process, conducts a review of the management and operations of that Investment Vehicle.  Based on this due diligence review of the Investment Vehicles, the Adviser reasonably believes that valuation policies of the Investment Vehicles in which the Master Portfolio invests require that portfolio securities that are publicly traded or traded through the dealer market are valued at their market value, and that all other securities, including privately placed and otherwise illiquid securities, are valued at their estimated fair value.  All of the Master Portfolio’s valuations utilize financial information supplied by each Investment Vehicle and are net of management and estimated performance/incentive fees or allocations payable to the Investment Vehicles’ managers pursuant to the Investment Vehicles’ agreements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
June 30, 2010
(Unaudited)

The Adviser will also consider terms and conditions of the Master Portfolio’s agreement with the respective Investment Vehicle and other market considerations that may affect its fair value to determine whether it is appropriate to adjust the reported value to reflect estimated fair value.  Generally, the estimated fair value of the Master Portfolio’s interest in an Investment Vehicle will represent the amount that the Adviser believes it could reasonably expect to receive from an Investment Vehicle if the Master Portfolio’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Adviser believes to be reliable.  Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Vehicles existed and such differences may be material.

•
Restricted Securities – All of the Master Portfolio’s investments, except investments in open-end and closed-end registered investment companies and exchange-traded funds, are restricted as to resale. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “Securities Act”) or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.

Investment Vehicles held by the Master Portfolio and other investments made by the Master Portfolio may utilize various types of investments and investment strategies, including those described below.  The Master Portfolio did not invest directly in these investments during the three months ended June 30, 2010.

•
Securities listed on a Securities Exchange or Over-the-Counter Exchanges – In general, the Master Portfolio values securities at their last sales price on the date of determination, or if no sale occurred on such date, then at their composite “bid” prices for securities held long, or their composite “ask” price for securities held short. If no such prices are readily available, the securities are valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Generally, fixed income and other debt securities are valued using a third-party pricing system, agent, or dealer selected by the Adviser, which may include the use of valuations furnished by a pricing service that employs matrix pricing techniques.  The Board oversees the Adviser’s process for monitoring the reasonableness of valuations provided by any such pricing service.  Debt securities with remaining maturities of 60 days or less will generally be valued at amortized cost, so long as the Board determines that such valuations represent fair value.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
June 30, 2010
(Unaudited)

•
Short Sales – The Investment Vehicles may engage in short sales (selling securities they do not own) as a part of their normal investment activities.  The Investment Vehicles incur a loss if the price of the security increases between the date of the short sale and the date on which the Investment Vehicle replaces the borrowed security.  The Investment Vehicles realize a gain if the price of the security declines between those dates.  Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Investment Vehicles.

•
Repurchase Agreements – The Investment Vehicles may purchase securities from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“Repurchase Agreement”).  A third party custodian bank takes possession of the underlying securities (“collateral”) of a Repurchase Agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.  In the event of default on the obligation to repurchase, the Investment Vehicles have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  In the event of default or bankruptcy by the counterparty to the Repurchase Agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

•
Reverse Repurchase Agreements – The Investment Vehicles may sell securities to financial institutions, such as banks and broker-dealers, subject to the buyer’s simultaneous agreement to repurchase them at an agreed upon time and price (“Reverse Repurchase Agreement”).  These transactions involve a risk that the other party will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Investment Vehicles.  Reverse Repurchase Agreements also involve the risk that the market value of the portfolio security sold by the Investment Vehicles may decline below the price of the securities the Investment Vehicles are obligated to purchase.

•
Distressed Securities – Certain companies in whose securities the Investment Vehicles may invest could be considered distressed.  These companies may be in transition, out of favor, financially leveraged or troubled, potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation.  The companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies.  A significant portion of the obligations and preferred stock in which the Investment Vehicles may invest may be less than investment grade (commonly referred to as junk bonds), which may result in the Investment Vehicles experiencing greater risks than they would if investing in higher rated instruments, however this also may offer the potential for high returns.

•
Options – Options that are listed or quoted on a securities exchange or traded over-the-counter are valued at the mean between the closing bid and ask prices for such options on the date of determination, or if no such prices were quoted on such date, the mean between the bid and ask prices on the most immediate prior date on which such prices were quoted. Securities which are not so listed or quoted are valued at their last closing bid prices if held long and at their last closing ask prices if held short.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
June 30, 2010
(Unaudited)

•
Securities Lending – The Investment Vehicles may lend their securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions.  The Investment Vehicles are entitled to payments in amounts equal to the interest, dividends, or other distributions payable in respect of the loaned securities, which affords the Investment Vehicles an opportunity to earn interest on the amount of the loan and on the loaned securities’ collateral. In connection with any such transaction, the Investment Vehicles receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.  Risks associated with lending securities include, but are not limited to, loan default, devaluation of collateral and insufficient earnings from the collateral to cover expenses associated with the loan.

(e)	Derivative Instruments and Hedging Activities

The Master Portfolio may purchase or sell options and enter into swap agreements as part of a strategy to create investment exposure consistent with the Master Portfolio’s investment objectives. As of June 30, 2010, the Master Portfolio had no direct derivative holdings.

(f)	Foreign Currency Translation

The books and records of the Master Portfolio are maintained in U.S. dollars.  Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, other assets and liabilities at the rate of exchange as of the reporting date; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.  As of June 30, 2010, the Master Portfolio had no foreign currency holdings.

(g)	Recently Issued Accounting Pronouncements

 In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2010-06 to Accounting Standards Codification (“ASC”) 820-10, “Fair Value Measurements and Disclosures – Overall” (“ASU 2010-06”).  ASU 2010-06 requires the disclosure of input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions.  (Refer to Note 3, Fair Value Measurements, below.)  In addition, transfers between all levels must be disclosed, including the reasons for the transfers.  Purchases, sales, issuances, and settlements in the Level 3 rollforward must be disclosed on a gross basis.  The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, while disclosures about purchases, sales, issuances, and settlements in the Level 3 rollforward of activity is effective for interim and fiscal periods beginning after December 15, 2010.  The Master Portfolio has adopted a policy of recognizing significant transfers between Levels at reporting period end.  As of June 30, 2010, there were no significant transfers between Level 1, 2, or 3 from the valuation input levels used on March 31, 2010.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
June 30, 2010
(Unaudited)

(3)	Fair Value Measurements

The inputs used to determine the fair value of the Master Portfolio’s investments are summarized in the three broad levels listed below:

• Level 1 -	quoted prices in active markets for identical assets.
• Level 2 -	fair value of investments in Investment Vehicles with the ability to redeem at net asset value as of the measurement date, or within ninety days of the measurement date.
• Level 3 -	fair value of investments in Investment Vehicles that do not have the ability to redeem at net asset value within ninety days of the measurement date.

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities.

When determining the fair value of the Master Portfolio’s investments, additional consideration is given to those assets or liabilities that have experienced a decrease in volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The following is a summary categorization as of June 30, 2010, of the Master Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
June 30, 2010
(Unaudited)

	Level 1	Level 2	Level 3
	Investment	Investment	Investment	Total
	Securities	Vehicles	Vehicles	Investments
Investments
Credit Strategies
Long-Short Credit	$9,925,322	$12,405,697	$66,720,037	$89,051,056
Mortgage Related	-	-	8,152,614	8,152,614
Equity Strategies
Long-Short Asia	-	24,526,333	-	24,526,333
Long-Short Emerging	-	11,033,644	-	11,033,644
Long-Short Global	-	-	21,397,792	21,397,792
Long-Short Sector	-	-	20,718,512	20,718,512
Long-Short Non-U.S.	-	36,029,034	-	36,029,034
Long-Short U.S.	-	66,424,113	20,375,307	86,799,420
Low Net U.S.	-	13,639,651	88,489,630	102,129,281
Low Net Sector	-	5,301,915	-	5,301,915
Fundamental Long Bias	10,802,152	-	-	10,802,152
Global Trading
Energy	-	-	17,655,227	17,655,227
Global Macro	-	17,582,635	-	17,582,635
Managed Futures	-	36,968,831	-	36,968,831
Multi-Strategy
Multi-Strategy	-	78,240,516	74,419,832	152,660,348
Special Situations
Environmental	-	-	34,404,499	34,404,499
Mortgage Related	-	-	1,116,557	1,116,557
Private Investments	-	-	1,828,931	1,828,931
Reinsurance	-	-	28,029,682	28,029,682
Total Investments	$20,727,474	$302,152,369	$383,308,620	$706,188,463

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that some of the underlying investments held by the Investment Vehicles included in Level 3, if owned directly by the Master Portfolio, might be classified as Level 1 investments.

For each Level 3 investment, some or all of the following may have been used to determine fair value:  market conditions, liquidity, and security type. For investments in private investment companies and direct private investments, additional data regarding the operations and financial conditions of the investment, including monthly financial reports, are considered.  In the case of investments having lock-ups or suspension of withdrawal rights under certain circumstances, additional consideration is given to these restrictions in the determination of fair value.

The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
June 30, 2010
(Unaudited)

	Investment Vehicles
					Change in
	Balance as of	Net			Unrealized	Balance as of
	March 31,	Purchases	Transfers	Net Realized	Appreciation/	June 30,
	2010	(Sales)	In/Out	Gain	Depreciation	2010
Investment Vehicles
Credit Strategies
Long-Short Credit	$41,082,670	$4,100,000	$22,278,021	$-	$(740,654)	$66,720,037
Mortgage Related	13,535,883	(5,437,235)	-	405,938	(351,972)	8,152,614
Equity Strategies
Long-Short Global	21,254,836	-	-	-	142,956	21,397,792
Long-Short Sector	23,676,315	-	-	-	(2,957,803)	20,718,512
Long-Short Non-U.S.	18,811,955	-	(18,749,396)	-	(62,559)	-
Long-Short U.S.	21,612,413	-	-	-	(1,237,106)	20,375,307
Low Net U.S.	87,883,408	-	-	-	606,222	88,489,630
Low Net Sector	5,363,101	-	(5,301,915)	-	(61,186)	-
Global Trading
Energy	19,732,388	-	-	-	(2,077,161)	17,655,227
Multi-Strategy
Multi-Strategy	74,343,516	3,190,982	-	102,803	(3,217,469)	74,419,832
Special Situations
Environmental	34,789,331	-	-	-	(384,832)	34,404,499
Mortgage Related	1,087,370	-	-	-	29,187	1,116,557
Private Investments	1,824,539	-	-	-	4,392	1,828,931
Reinsurance	30,689,379	-	-	-	(2,659,697)	28,029,682
Total Investment Vehicles	$395,687,104	$1,853,747	$(1,773,290)	$508,741	$(12,967,682)	$383,308,620

The change in unrealized appreciation/depreciation from Level 3 investments held at June 30, 2010 is $(12,843,937).

The Master Portfolio is permitted to measure the fair value of alternative investment entities that do not have a readily determinable fair value, based on the net asset value per share (the “NAV”), or its equivalent such as ownership interest in partners’ capital or members’ capital of the investment as of the reporting date as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Portfolio as of the valuation date.  In using the NAV as a practical expedient, certain attributes of the investment that may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments, and the investment strategies of the investees.  The Master Portfolio has invested in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as a practical expedient.  A listing of such investments held by the Master Portfolio and their attributes as of June 30, 2010, are shown in the table below.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
June 30, 2010
(Unaudited)

Investment Category	Investment Strategy	Fair Value (in 000's)	Unfunded Commitments (in 000's)	Remaining Life	Redemption Frequency *	Notice Period (in Days) *	Redemption Restrictions and Terms *
Credit Strategies (a)	Long and short positions in fixed income and other debt securities of both U.S. and non-U.S. issuers.	$ 87,278	$ -	N/A	Quarterly - Annual	45-90 days	0 - 1 year; 5% - 25% limits on soft locks
Equity Strategies (b)	Long and short positions in common stocks, preferred stocks and convertible securities issued by U.S. companies.	307,936	-	N/A	Monthly - Annual	30 -90 days	0 - 1 year; 3 year rolling lock; up to 5% redemption fee
Global Trading (c)	Publicly traded equity securities issued by non-U.S. companies.	72,207	-	N/A	Daily - Monthly	3-90 days	0 - 2 years
Multi-Strategy (d)	Seek to deliver consistently positive returns, regardless of the directional movement of markets, through the use of multiple strategies to smooth returns and reduce volatility.	152,660	-	N/A	Quarterly - Semi-Annual	45-90 days	2 - 3 years; maximum withdrawal per quarter up to 6.25%
Special Situations (e) (f)	Seek to profit from changes in the prices of securities of companies facing major corporate events, such as mergers, acquisitions, restructurings, spin-offs and significant litigation.	65,380	3,000	N/A	Quarterly - Annual	70-90 days	1 - 5 years; approximately 3% is illiquid
		$ 685,461	$ 3,000

* The information summarized in the table above represents the general terms for the specified asset class.  Individual Investment Vehicles may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. Certain Investment Vehicles may impose further restrictions on redemptions, commonly referred to as gates and lock up periods.  These restrictions may cause the Investment Vehicle to become less liquid, i.e. moving from a 60 day or less redemption period to greater than 60 days.

For each of the categories below (except where noted), the fair value of the Investment Vehicles has been estimated using the net asset value of the Investment Vehicles.

(a) This category includes Investment Vehicles that invest primarily in fixed income securities including bonds, notes and debentures issued by U.S. and non-U.S. corporations, debt securities, municipal securities, mortgage-backed securities and asset backed securities.

(b) This category includes Investment Vehicles that invest primarily in publicly-traded equity securities issued by U.S. companies.  These securities will typically trade on one of the major U.S. stock exchanges.  Investment Vehicles in this category may include long/short funds.

(c) This category includes Investment Vehicles that invest primarily in publicly-traded equity securities issued by foreign companies or securities issued on U.S. stock exchanges that represent ownership of a foreign corporation.  Investment Vehicles in this category may include long/short funds.

(d)  This category includes Investment Vehicles that invest across a range of strategies including but not limited to relative value strategies, merger arbitrage, high yield/distressed securities and other special situations.

(e) This category includes Investment Vehicles that typically include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include merger or risk arbitrage investments (securities of companies that announce acquisition offers) and distressed or Special Situations investments (securities of companies that are experiencing difficult business situations).  This category may also include Investment Vehicles invested in certain non-security financial assets.

(f) This category includes a security that was fair valued as of June 30, 2010 at a discount from the NAV as reported by the Investment Vehicle.  The following security was discounted based on methods approved by the Valuation Committee:  BCC MOI, LP discounted value of $25,000 representing 0.003% of total Members' Capital.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
June 30, 2010
(Unaudited)

(4)	Investments in Portfolio Securities

(a)	Investment Activity

The cost of the Master Portfolio’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Portfolio from such investments.  The allocated taxable income is generally reported to the Master Portfolio by its underlying investments on Schedule K-1, Forms 1099 or PFIC statements.  The underlying investments generally do not provide the Master Portfolio with tax reporting information until well after year end and as a result, the Master Portfolio is unable to calculate the year end tax cost of its investments until after year end, when the Master Portfolio tax return is complete.  The Master Portfolio’s book cost of investments as of June 30, 2010, was $672,739,201, resulting in accumulated net unrealized appreciation of $33,449,262, consisting of $52,889,072 in gross unrealized appreciation and $19,439,810 in gross unrealized depreciation.

(b)	Investment Vehicle Liquidity

The Investment Vehicles in which the Master Portfolio invests are generally illiquid (except for registered closed-end and open-end investment companies and exchange-traded funds).  The Master Portfolio may make investments in, or withdrawals from, the Investment Vehicles only at certain times specified in the governing documents of the Investment Vehicles.  In addition, the Investment Vehicles may impose certain restrictions on withdrawals, such as lock-ups, gates, or suspension of withdrawal rights under certain circumstances, during which time the Master Portfolio may not withdraw all or part of its interest in an Investment Vehicle, or may withdraw only by paying a penalty (early redemption fee). If adverse market conditions were to develop during any period in which the Master Portfolio is unable to sell Investment Vehicle interests, the Master Portfolio might obtain a less favorable price than that which prevailed when it decided to buy or sell.

 The Investment Vehicles in which the Master Portfolio invests generally are thinly traded and have a greater amount of both market and liquidity risk than many other investment instruments.  These investments trade in a limited market and may not be able to be immediately liquidated if needed.  Value assigned to these investments may differ significantly from the values that would have been used had a broader market for the investments existed.  In addition, changes in the market value of securities underlying the Investment Vehicles may result in amounts that are in excess of or less than the amounts recognized on the Schedule of Investments.

The Master Portfolio’s investments in Investment Vehicles are categorized in three levels of liquidity, as determined by the Adviser. The categories and percent of total investments in each are as follows at June 30, 2010:

Liquidity Categories	Investments	Category Definition

Category 1 Funds	70.97%	Investment Vehicles that have at least quarterly withdrawal
		rights and a lock up period of less than two years.

Category 2 Funds	11.18%	Investment Vehicles that have at least quarterly withdrawal
		rights after a maximum two-year lock up period.

Category 3 Funds	14.91%	Investment Vehicles that (i) have at least annual withdrawal rights
		after a lock up period of greater than two years or (ii) do not
		meet this definition or the definition of Categories 1 or 2.
	97.06%

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Schedule of Investments, continued
June 30, 2010
(Unaudited)

Investments in mutual funds, which are considered liquid, represent the remaining 2.94% of the total investments.

Some of the Investment Vehicles may hold a portion of their assets in “side pockets”, which are sub-funds within the Investment Vehicles that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Vehicles may provide.  Should the Master Portfolio seek to liquidate its investment in an Investment Vehicle that maintains these side pockets, the Master Portfolio might not be able to fully liquidate its investment without delay, which could be considerable.  In such cases, until the Master Portfolio is permitted to fully liquidate its interest in the Investment Vehicle, the value of its investment could fluctuate based on adjustments to the fair value of the side pocket as determined by the Investment Vehicle’s investment manager.

(c)	Affiliated Investment Vehicles

At June 30, 2010, the Master Portfolio’s investments in certain Investment Vehicles were deemed to be affiliated persons for purposes of Section 2(a)(3) of the 1940 Act, primarily because the Master Portfolio owns more than 5% of the Investment Vehicle’s outstanding shares or capital.  A listing of these affiliated Investment Vehicles (including activity for the period ended June 30, 2010) is shown below:

			For the Period April 1, 2010 through June 30, 2010
Investment Vehicles	Shares 6/30/2010	Fair Value 3/31/2010	Cost of Purchases	Cost of Sales	Change in Appreciation/ (Depreciation)	Realized Gain/ (Loss) on Investments	Fair Value 6/30/2010

Abbey Capital Macro Fund	155,080	$17,572,657	$-	$-	$9,978	$-	$17,582,635
Algebris Global Financials Fund, LP		23,676,315	-	-	(2,957,803)	-	20,718,512
Auer Growth Fund	2,026,670	8,177,778	10,000,000	5,000,000	(1,465,682)	(909,944)	10,802,152
BCC MOI, LP		25,000	-	-	-	-	25,000
BlueGold Global Fund, LP		19,732,388	-	-	(2,077,161)	-	17,655,227
Caspian Capital Partners, L.P.		12,339,466	-	-	66,231	-	12,405,697
Durban Capital, LP		5,363,101	-	-	(61,186)	-	5,301,915
Litespeed Partners, LP		22,278,021	-	-	(768,997)	-	21,509,024
Lyrical Calhoun Partners, LP*		34,789,331	-	-	(384,832)	-	34,404,499
Marble Arch QP Partners, LP		16,621,932	-	-	(618,292)	-	16,003,640
Newcastle Special Opportunity Fund V LP*		30,689,379	-	-	(2,659,697)	-	28,029,682
Orange Capital Domestic I, LP		21,254,836	-	-	142,956	-	21,397,792
P2 Capital Fund, L.P.		9,733,493	-	-	(930,436)	-	8,803,057
P2 Capital II Fund, L.P.*		11,878,920	-	-	(306,670)	-	11,572,250
Parvus European Absolute Opportunities Fund, LP		17,829,759	-	-	(550,121)	-	17,279,638
Sansar Capital Special Opportunity Fund, L.P.		10,516,010	-	-	517,634	-	11,033,644
Soundpost Capital, LP		25,197,557	-	-	(281,821)	-	24,915,736
Tricadia Distressed and Special Situations Fund, L.P.		13,535,883	-	5,437,235	(351,972)	405,938	8,152,614
		$301,211,826	$10,000,000	$10,437,235	$(12,677,871)	$(504,006)	$287,592,714

*  Company deemed to be "controlled" by the Master Portfolio, as defined in Section 2(a)(9) of the 1940 Act. Ownership by the Master Portfolio exceeds 25% of the Investment Vehicle's outstanding shares or value.

Item 2. Controls and Procedures.

(a)           The registrant’s President and Treasurer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Growth Capital Portfolio, LLC

By (Signature and Title)	/s/ Martin R. Dean
Martin R. Dean, Treasurer

Date	August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maria Elena Lagomasino
Maria Elena Lagomasino, President

Date	August 26, 2010

By (Signature and Title)	/s/ Martin R. Dean
Martin R. Dean, Treasurer

Date	August 26, 2010